Schedule of Investments (unaudited)
August 31, 2023
BlackRock U.S. Insights Long/Short Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Short-Term Securities
U.S. Treasury Obligations(a) — 93.5%
U.S. Treasury Bills, 5.29%, 09/05/23	USD	9,914	$ 9,908,147
Total Short-Term Securities — 93.5% (Cost: $9,908,098)			9,908,147
Total Investments — 93.5% (Cost: $9,908,098)			9,908,147
Other Assets Less Liabilities — 6.5%			694,308
Net Assets — 100.0%			$ 10,602,455
(a)	Rates are discount rates or a range of discount rates as of period end.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	09/15/23	$ 2,032	$ 44,529
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	07/11/24	$ 819,425	28,309(b)	861,770	114.7
	Monthly	Goldman Sachs Bank USA(c)	08/19/26	293,440	(13,187)(d)	293,424	46.4
	Monthly	HSBC Bank PLC(e)	02/10/28	201,836	(8,219)(f)	199,600	45.0
	Monthly	Merrill Lynch International(g)	06/15/28	689,456	(71,418)(h)	616,828	92.3
					(64,515)	1,971,622
(b)	Amount includes $(14,036) of net dividends and financing fees.
(d)	Amount includes $(13,171) of net dividends and financing fees.
(f)	Amount includes $(5,983) of net dividends and financing fees.
(h)	Amount includes $1,210 of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-20 basis points	15-20 basis points	15-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	USD Overnight Bank Funding Rate

(g)
Range:	0-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock U.S. Insights Long/Short Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date July 11, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Beverages
Constellation Brands, Inc., Class A	972	$ 253,264	29.4%
PepsiCo, Inc.	14	2,491	0.3
		255,755
Broadline Retail
Amazon.com, Inc.	136	18,769	2.2
Capital Markets
Intercontinental Exchange, Inc.	2,973	350,784	40.7
Commercial Services & Supplies
GFL Environmental, Inc.	2,274	73,678	8.5
Communications Equipment
Ciena Corp.	637	31,837	3.7
Construction & Engineering
WillScot Mobile Mini Holdings Corp.	615	25,227	2.9
Electric Utilities
Exelon Corp.	475	19,057	2.2
NextEra Energy, Inc.	5,669	378,689	44.0
		397,746
Electrical Equipment
AMETEK, Inc.	439	70,025	8.1
Financial Services
Mastercard, Inc., Class A	1,909	787,730	91.4
Visa, Inc., Class A	3,182	781,754	90.7
		1,569,484
Food Products
Hershey Co.	330	70,904	8.2
Mondelez International, Inc., Class A	110	7,839	0.9
		78,743
Health Care Providers & Services
Cardinal Health, Inc.	1,144	99,905	11.6
Elevance Health, Inc.	163	72,048	8.4
		171,953
Insurance
Allstate Corp.	466	50,240	5.8
Reinsurance Group of America, Inc.	229	31,744	3.7
		81,984
Interactive Media & Services
Baidu, Inc., Class A	585	83,555	9.7
Kanzhun Ltd.	1,026	15,185	1.8
		98,740
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	122	67,966	7.9
	Shares	Value	% of Basket Value
Machinery
PACCAR, Inc.	880	$ 72,415	8.4%
Media
Comcast Corp., Class A	7,345	343,452	39.9
Oil, Gas & Consumable Fuels
BP PLC	7,903	293,834	34.1
ConocoPhillips	2,293	272,936	31.7
Hess Corp.	691	106,759	12.4
Shell PLC	355	22,042	2.5
Suncor Energy, Inc.	21,916	742,514	86.2
		1,438,085
Pharmaceuticals
Sanofi	2,882	153,265	17.8
Professional Services
Dun & Bradstreet Holdings, Inc.	7,130	77,717	9.0
Real Estate Management & Development
CBRE Group, Inc., Class A	3,767	320,383	37.2
Residential REITs
Mid-America Apartment Communities, Inc.	204	29,627	3.4
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	75	69,217	8.1
Lattice Semiconductor Corp.	852	82,865	9.6
Micron Technology, Inc.	52	3,637	0.4
		155,719
Software
Intuit, Inc.	441	238,938	27.7
Microsoft Corp.	1,449	474,925	55.1
		713,863
Wireless Telecommunication Services
Vodafone Group PLC	7,997	74,532	8.6
Total Reference Entity — Long		6,671,749
Reference Entity — Short
Common Stocks
Banks
PNC Financial Services Group, Inc.	2,603	(314,260)	(36.5)
Capital Markets
Blackstone, Inc., Class A	932	(99,137)	(11.5)
Janus Henderson Group PLC	299	(8,213)	(1.0)
T Rowe Price Group, Inc.	2,613	(293,257)	(34.0)
		(400,607)
Communications Equipment
F5, Inc.	512	(83,794)	(9.7)
Consumer Finance
Capital One Financial Corp.	3,134	(320,890)	(37.2)
Electric Utilities
Avangrid, Inc.	117	(4,036)	(0.5)
FirstEnergy Corp.	11,965	(431,578)	(50.1)
Southern Co.	1,643	(111,280)	(12.9)
		(546,894)
Entertainment
Take-Two Interactive Software, Inc.	540	(76,788)	(8.9)

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Food Products
Conagra Brands, Inc.	2,728	$ (81,513)	(9.5)%
Health Care Equipment & Supplies
Insulet Corp.	410	(78,601)	(9.1)
Health Care REITs
Omega Healthcare Investors, Inc.	92	(2,928)	(0.3)
Ventas, Inc.	2,200	(96,096)	(11.2)
Welltower, Inc.	8,965	(743,019)	(86.2)
		(842,043)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	209	(27,494)	(3.2)
Insurance
Aflac, Inc.	530	(39,522)	(4.6)
Arthur J Gallagher & Co.	2,978	(686,369)	(79.7)
Marsh & McLennan Cos., Inc.	3,135	(611,294)	(70.9)
		(1,337,185)
Oil, Gas & Consumable Fuels
Chevron Corp.	4,606	(742,027)	(86.1)
Exxon Mobil Corp.	31	(3,447)	(0.4)
Murphy Oil Corp.	3,936	(178,694)	(20.7)
		(924,168)
Pharmaceuticals
Organon & Co.	1,078	(23,673)	(2.7)
Professional Services
TransUnion	961	(78,052)	(9.1)
Retail REITs
Simon Property Group, Inc.	2,632	(298,706)	(34.7)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	255	(9,754)	(1.1)
SolarEdge Technologies, Inc.	770	(125,179)	(14.5)
Wolfspeed, Inc.	2,519	(120,458)	(14.0)
		(255,391)
Software
nCino, Inc.	108	(3,550)	(0.4)
Technology Hardware, Storage & Peripherals
Apple Inc.	185	(34,756)	(4.0)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	599	(81,614)	(9.5)
Total Reference Entity — Short		(5,809,979)
Net Value of Reference Entity — Barclays Bank PLC		$861,770
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
RTX Corp.	135	$ 11,615	4.0%
Beverages
PepsiCo, Inc.	16	2,847	1.0
Broadline Retail
Amazon.com, Inc.	3,547	489,522	166.8
Commercial Services & Supplies
GFL Environmental, Inc.	1,238	40,111	13.7
Communications Equipment
Ciena Corp.	2,582	129,048	44.0
Construction & Engineering
WillScot Mobile Mini Holdings Corp.	2,518	103,288	35.2
Food Products
Hershey Co.	18	3,868	1.3
Health Care Equipment & Supplies
Inspire Medical Systems, Inc.	130	29,494	10.0
Health Care Providers & Services
Cardinal Health, Inc.	97	8,471	2.9
Insurance
Allstate Corp.	2,634	283,972	96.8
IT Services
Cognizant Technology Solutions Corp., Class A	1,092	78,198	26.6
Media
Comcast Corp., Class A	9,381	438,656	149.5
Multi-Utilities
Sempra	3,880	272,454	92.8
Real Estate Management & Development
Howard Hughes Holdings, Inc.	8,266	650,121	221.6
Residential REITs
AvalonBay Communities, Inc.	548	100,733	34.3
Software
Microsoft Corp.	33	10,816	3.7
Total Reference Entity — Long		2,653,214
Reference Entity — Short
Common Stocks
Air Freight & Logistics
CH Robinson Worldwide, Inc.	789	(71,349)	(24.3)

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Biotechnology
Moderna, Inc.	1,024	$ (115,784)	(39.5)%
Capital Markets
Franklin Resources, Inc.	4,043	(108,110)	(36.8)
Janus Henderson Group PLC	2,570	(70,598)	(24.1)
		(178,708)
Electric Utilities
Avangrid, Inc.	19,623	(676,993)	(230.7)
Electrical Equipment
Rockwell Automation, Inc.	2,370	(739,630)	(252.1)
Food Products
Conagra Brands, Inc.	2,343	(70,009)	(23.9)
Health Care REITs
Omega Healthcare Investors, Inc.	592	(18,837)	(6.4)
Ventas, Inc.	1,123	(49,053)	(16.7)
		(67,890)
Insurance
Aflac, Inc.	3,429	(255,700)	(87.1)
Life Sciences Tools & Services
Repligen Corp.	46	(8,000)	(2.7)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	1,113	(42,572)	(14.5)
Wolfspeed, Inc.	335	(16,020)	(5.5)
		(58,592)
Specialized REITs
Digital Realty Trust, Inc.	69	(9,089)	(3.1)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	793	(108,046)	(36.8)
Total Reference Entity — Short		(2,359,790)
Net Value of Reference Entity — Goldman Sachs Bank USA		$293,424
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
RTX Corp.	742	$ 63,842	32.0%
Beverages
PepsiCo, Inc.	394	70,100	35.1
Construction & Engineering
WillScot Mobile Mini Holdings Corp.	410	16,818	8.4
Electric Utilities
Exelon Corp.	18,393	737,927	369.7
	Shares	Value	% of Basket Value
Insurance
American International Group, Inc.	4,731	$ 276,858	138.7%
Reinsurance Group of America, Inc.	2,001	277,379	139.0
		554,237
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	1,287	716,988	359.2
Oil, Gas & Consumable Fuels
Hess Corp.	513	79,259	39.7
TC Energy Corp.	2,543	91,853	46.1
		171,112
Residential REITs
Camden Property Trust	772	83,082	41.6
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	37	34,147	17.1
Software
Microsoft Corp.	47	15,405	7.7
Wireless Telecommunication Services
Vodafone Group PLC	678	6,319	3.2
Total Reference Entity — Long		2,469,977
Reference Entity — Short
Common Stocks
Aerospace & Defense
L3Harris Technologies, Inc.	1,393	(248,079)	(124.3)
Automobiles
Thor Industries, Inc.	994	(104,191)	(52.2)
Capital Markets
Blackstone, Inc., Class A	1,151	(122,432)	(61.3)
Chemicals
Albemarle Corp.	399	(79,285)	(39.7)
Consumer Staples Distribution & Retail
Walmart, Inc.	619	(100,656)	(50.4)
Electric Utilities
Avangrid, Inc.	282	(9,729)	(4.9)
FirstEnergy Corp.	6,314	(227,746)	(114.1)
		(237,475)
Health Care REITs
Omega Healthcare Investors, Inc.	12,530	(398,705)	(199.8)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	3,014	(396,492)	(198.7)
Pharmaceuticals
Organon & Co.	5,112	(112,259)	(56.2)
Professional Services
ManpowerGroup, Inc.	2,849	(224,701)	(112.6)
Software
Freshworks, Inc., Class A	3,353	(73,330)	(36.7)
nCino, Inc.	2,395	(78,724)	(39.5)
		(152,054)

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Specialized REITs
Digital Realty Trust, Inc.	714	$ (94,048)	(47.1)%
Total Reference Entity — Short		(2,270,377)
Net Value of Reference Entity — HSBC Bank PLC		$199,600
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date June 15, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Lear Corp.	2,317	$ 333,857	54.1%
Automobiles
General Motors Co.	12,590	421,891	68.4
Chemicals
Corteva, Inc.	7,179	362,611	58.8
Construction & Engineering
WillScot Mobile Mini Holdings Corp.	1,175	48,199	7.8
Electrical Equipment
AMETEK, Inc.	2,794	445,671	72.3
Financial Services
Fidelity National Information Services, Inc.	4,308	240,645	39.0
Food Products
Mondelez International, Inc., Class A	947	67,483	11.0
Health Care Equipment & Supplies
Inspire Medical Systems, Inc.	472	107,087	17.4
STERIS PLC	2,712	622,648	100.9
		729,735
Health Care Providers & Services
Cardinal Health, Inc.	1,324	115,625	18.7
Humana, Inc.	625	288,519	46.8
		404,144
Insurance
Allstate Corp.	38	4,097	0.7
Reinsurance Group of America, Inc.	518	71,805	11.6
		75,902
Interactive Media & Services
Baidu, Inc., Class A	21	2,999	0.5
Kanzhun Ltd.	4,101	60,695	9.8
		63,694
Multi-Utilities
Sempra	396	27,807	4.5
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
BP PLC	5,740	$ 213,413	34.6%
ConocoPhillips	1,964	233,775	37.9
Hess Corp.	59	9,116	1.5
Shell PLC	11,910	739,492	119.9
		1,195,796
Residential REITs
AvalonBay Communities, Inc.	1,222	224,628	36.4
Mid-America Apartment Communities, Inc.	2,941	427,121	69.3
		651,749
Semiconductors & Semiconductor Equipment
ASML Holding NV, Registered Shares	159	105,024	17.0
Micron Technology, Inc.	1,128	78,893	12.8
		183,917
Software
Microsoft Corp.	23	7,538	1.2
Total Reference Entity — Long		5,260,639
Reference Entity — Short
Common Stocks
Banks
PNC Financial Services Group, Inc.	34	(4,105)	(0.7)
Capital Markets
Ares Management Corp., Class A	2,374	(245,566)	(39.8)
Franklin Resources, Inc.	490	(13,103)	(2.1)
Northern Trust Corp.	2,297	(174,733)	(28.4)
		(433,402)
Construction & Engineering
Quanta Services, Inc.	2,512	(527,194)	(85.5)
Electric Utilities
Avangrid, Inc.	780	(26,910)	(4.4)
Southern Co.	8,082	(547,394)	(88.7)
		(574,304)
Electrical Equipment
Rockwell Automation, Inc.	70	(21,846)	(3.5)
Food Products
Conagra Brands, Inc.	793	(23,695)	(3.8)
Health Care Technology
Doximity, Inc., Class A	3,763	(89,710)	(14.5)
Veeva Systems, Inc., Class A	455	(94,958)	(15.4)
		(184,668)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	608	(79,982)	(13.0)
IT Services
International Business Machines Corp.	3,121	(458,257)	(74.3)
Life Sciences Tools & Services
Danaher Corp.	1,312	(347,680)	(56.4)
Repligen Corp.	429	(74,607)	(12.1)
		(422,287)
Oil, Gas & Consumable Fuels
Chevron Corp.	55	(8,861)	(1.4)
CNX Resources Corp.	8,270	(184,834)	(30.0)

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock U.S. Insights Long/Short Equity Fund
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	6,024	$ (669,809)	(108.6)%
Occidental Petroleum Corp.	9,305	(584,261)	(94.7)
		(1,447,765)
Pharmaceuticals
Organon & Co.	3,632	(79,759)	(12.9)
Professional Services
ManpowerGroup, Inc.	1,046	(82,498)	(13.4)
Retail REITs
Simon Property Group, Inc.	1,268	(143,905)	(23.3)
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	1,849	(70,724)	(11.5)
	Shares	Value	% of Basket Value
Software
Freshworks, Inc., Class A	166	$ (3,630)	(0.6)%
nCino, Inc.	78	(2,564)	(0.4)
		(6,194)
Technology Hardware, Storage & Peripherals
Apple Inc.	443	(83,226)	(13.5)
Total Reference Entity — Short		(4,643,811)
Net Value of Reference Entity — Merrill Lynch International		$616,828

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations	$ —	$ 9,908,147	$ —	$ 9,908,147
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 44,529	$ 28,309	$ —	$ 72,838
Liabilities
Equity Contracts	—	(92,824)	—	(92,824)
	$ 44,529	$ (64,515)	$ —	$ (19,986)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock U.S. Insights Long/Short Equity Fund
Portfolio Abbreviation
OTC	Over-the-Counter
S&P	Standard & Poor’s